Share Based Compensation	12 Months Ended
Dec. 31, 2017
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
15.	SHARE BASED COMPENSATION

Share-based awards under the 2007 Plan

In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan in (the “2007 Plan”) December 2007, which was last amended in February 2011. The 2007 Plan allows the Group to grant options to employees, directors, consultants or members of the board of directors of the Group. Under the 2007 Plan, the maximum aggregate number of shares that may be issued shall not exceed 38,700,000. The terms of the options shall not exceed ten years from the date of grant. 25% of the shares subject to the options shall vest on the first anniversary of the vesting commencement date, and 1/48 of the shares subject to the options shall vest each month thereafter over the next three years, provided the optionee continues to be a service provider to the Group. Thus, there is an explicit service condition of 4 years. In addition, the options contain a performance condition whereby vesting will commence upon the earlier to occur of an initial public offering or a change in control as defined in the 2007 Plan, provided there is continued employment of the optionees on such date.

During the years ended December 31, 2015, December 31, 2016 and the period ended August 18, 2017, the Group granted 6,525,190, 610,000 and 9,085,000 shares of options, respectively, to purchase ordinary shares to employees, officers, and directors with the exercise price of $0.459, $0.56 and $0.678 ~ $0.859 per share, respectively.

The following table summarizes the Group’s option activities under the 2007 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)

Outstanding, January 1, 2015	29,554,630	0.27	6.88	308
Granted	6,525,190	0.46
Forfeited	(4,042,580)	0.36

Outstanding, December 31, 2015	32,037,240	0.30	4.97	308

Vested and expect to vest at December 31, 2015	32,037,240	0.30	4.97	308

Outstanding, January 1, 2016	32,037,240	0.30	4.97	308
Granted	610,000	0.56
Forfeited	(5,190,297)	0.34

Outstanding, December 31, 2016	27,456,943	0.30	5.26	308

Vested and expected to vest at December 31, 2016	27,456,943	0.30	5.26	308

Outstanding, January 1, 2017	27,456,943	0.30	5.26	308
Granted	9,085,000	0.70
Forfeited	(8,007,606)	0.04

Outstanding, August 18, 2017	28,534,337	0.48	6.99	-

Vested and expected to vest at August 18, 2017	28,534,337	0.48	6.99	-

As of August 18, 2017, no options were vested and exercisable given the performance condition in place described above. Historically, compensation cost related to performance options that only vest upon the consummation of an initial public offering or change in control event was recognized when the offering or change in control event was consummated. Accordingly, the Group did not recognized any compensation cost under the 2007 Plan.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Group’s shares.

As of December 31, 2015, 2016 and August 18, 2017, the Group had options outstanding to purchase an aggregate of 5,500,000 shares, 5,500,000 shares and nil with an exercise price below the fair value of the Group’s shares, resulting in an aggregate intrinsic value of US$308, US$308 and nil, respectively.

Consummation of reverse acquisition in 2017

Upon the consummation of the Merger, the holders of Borqs International issued and outstanding options had their options assumed by the Company and now hold options to acquire a total of 2,695,194 of the Company’s ordinary shares upon exercise of those options. In addition, the performance condition whereby vesting will commence upon the earlier to occur of an initial public offering or a change in control (collectively, “IPO condition”) as defined in the 2007 Plan was removed.

Pursuant to ASC 718, the cancellation of the terms or conditions of an equity award under original award in exchange for a new award should be treated as modification. As the IPO condition was not expected to be satisfied as of the modification date, the original grant-date fair value is no longer used to measure compensation cost for the awards. As a result, the compensation cost recognized for the replacement awards would be based on the modification date fair value of the awards. For those awards that were fully vested at the time of the modification, the Group recognized a one-time catch up of US$5,658 in share-based compensation expense upon the Merger.

On November 18, 2017, the Group granted 180,000 share of options to purchase ordinary shares to directors with the exercise price of $5.30 share.

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)

Converted under Assumed Options:
Outstanding, August 18, 2017	2,695,194	5.08	6.99	6,561
Granted	180,000	5.30
Forfeited	(49,804)	6.58

Outstanding, December 31, 2017	2,825,390	5.38	6.43	6,860

Vested and expected to vest at December 31, 2017	2,825,390	5.38	6.43	6,860

As of August 18, 2017 and December 31, 2017, the Group had options outstanding to purchase an aggregate of 2,583,250 and 2,735,174 shares with an exercise price below the fair value of the Group’s shares, resulting in an aggregate intrinsic value of US$6,561 and US$6,860, respectively.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial-lattice option valuation model with the following assumptions for each applicable period which takes into account variables such as volatility, dividend yield, and risk-free interest rate, contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option:

	Year 2015	Year 2016	Year 2017

Risk-free interest rates	1.95%-2.28%	1.58%-2.60%	1.06%-2.32%
Expected life (years)	10 years	10 years	10 years
Expected volatility	40%-45%	45%-46%	31.9%-43.9%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.20	2.20	2.20
Post-vesting forfeit rate	10%	10%	10%
Fair value of underlying ordinary shares	US$0.158-US$0.231	US$0.615-US$0.697	US$7.45
Fair value of share option	US$0.026-US$0.096	US$0.309-US$0.315	US$2.34-US$7.45

Total compensation expense relating to share options granted to employees recognized for the year ended December 31, 2017 is as follows:

For the year ended December 31, 2017

Cost of revenues	-
Sales and marketing expenses	1,470
General and administrative expenses	1,277
Research and development expenses	3,143

5,890

Ordinary shares issued in 2017

On March 17, 2017, the Group issued 450,000 ordinary shares to certain employees and a non-employee for a total proceeds of US$62. The fair value of the ordinary shares in excess of the proceeds received by the Group was immediately recognized as compensation expense which amounted to US$324. The 450,000 ordinary shares were fully vested as of December 31, 2017.